Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
October 31, 2025
T18-NPRT1-1225
1.9880051.109
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 10.0%
Diversified Telecommunication Services - 1.1%
AT&T Inc	305,702	7,566,125
Verizon Communications Inc	186,858	7,425,736
		14,991,861
Entertainment - 0.4%
Electronic Arts Inc	30,490	6,099,829
Interactive Media & Services - 7.7%
Alphabet Inc Class A	262,011	73,674,874
Meta Platforms Inc Class A	54,832	35,550,327
		109,225,201
Media - 0.4%
Comcast Corp Class A	201,396	5,605,858
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	27,100	5,692,355
Consumer Discretionary - 10.1%
Broadline Retail - 4.2%
Amazon.com Inc (b)	241,269	58,922,715
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants Inc	30,940	5,573,841
McDonald's Corp	35,404	10,565,616
Starbucks Corp	89,992	7,277,653
Yum! Brands Inc	45,905	6,344,530
		29,761,640
Specialty Retail - 3.8%
AutoZone Inc (b)	1,889	6,940,998
Home Depot Inc/The	38,326	14,548,167
Lowe's Cos Inc	38,338	9,129,428
O'Reilly Automotive Inc (b)	77,565	7,325,239
TJX Cos Inc/The	71,387	10,004,174
Tractor Supply Co	112,220	6,072,224
		54,020,230
TOTAL CONSUMER DISCRETIONARY		142,704,585

Consumer Staples - 4.7%
Beverages - 1.2%
Coca-Cola Co/The	131,002	9,026,038
PepsiCo Inc	52,197	7,625,460
		16,651,498
Consumer Staples Distribution & Retail - 0.9%
Walmart Inc	128,342	12,985,644
Food Products - 0.8%
General Mills Inc	70,880	3,303,717
Hershey Co/The (c)	18,741	3,179,035
Mondelez International Inc	73,884	4,245,375
		10,728,127
Household Products - 1.3%
Colgate-Palmolive Co	52,673	4,058,455
Kimberly-Clark Corp	30,536	3,655,464
Procter & Gamble Co/The	72,798	10,946,635
		18,660,554
Tobacco - 0.5%
Philip Morris International Inc	53,146	7,670,562
TOTAL CONSUMER STAPLES		66,696,385

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	14,572	3,089,264
Chevron Corp	58,785	9,271,570
ConocoPhillips	52,435	4,659,374
Coterra Energy Inc	109,210	2,583,909
Exxon Mobil Corp	119,000	13,608,840
Kinder Morgan Inc	124,076	3,249,550
Williams Cos Inc/The	65,334	3,780,879
		40,243,386
Financials - 13.2%
Banks - 1.9%
JPMorgan Chase & Co	86,290	26,846,545
Capital Markets - 1.8%
Cboe Global Markets Inc	30,018	7,373,621
CME Group Inc Class A	32,189	8,545,857
S&P Global Inc	19,284	9,395,358
		25,314,836
Financial Services - 4.5%
Berkshire Hathaway Inc Class B (b)	56,212	26,843,479
Mastercard Inc Class A	30,372	16,765,040
Visa Inc Class A	58,546	19,948,964
		63,557,483
Insurance - 5.0%
Aon PLC	23,672	8,064,577
Arch Capital Group Ltd	85,915	7,415,324
Arthur J Gallagher & Co	29,049	7,247,435
Chubb Ltd	33,568	9,296,322
Hartford Insurance Group Inc/The	60,041	7,455,891
Marsh & McLennan Cos Inc	44,722	7,967,224
Progressive Corp/The	40,971	8,440,026
Travelers Companies Inc/The	30,775	8,266,781
W R Berkley Corp	103,618	7,392,108
		71,545,688
TOTAL FINANCIALS		187,264,552

Health Care - 9.6%
Biotechnology - 2.5%
AbbVie Inc	74,472	16,237,875
Amgen Inc	34,080	10,170,494
Regeneron Pharmaceuticals Inc	14,139	9,215,800
		35,624,169
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	90,755	11,219,133
Becton Dickinson & Co	42,547	7,603,574
		18,822,707
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc	46,518	15,888,688
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	22,372	12,693,649
Pharmaceuticals - 3.8%
Eli Lilly & Co	26,734	23,067,700
Johnson & Johnson	94,168	17,785,511
Merck & Co Inc	139,732	12,014,157
		52,867,368
TOTAL HEALTH CARE		135,896,581

Industrials - 8.9%
Aerospace & Defense - 2.9%
General Dynamics Corp	22,200	7,656,780
L3Harris Technologies Inc	22,917	6,625,305
Lockheed Martin Corp	16,948	8,336,382
Northrop Grumman Corp	11,985	6,992,648
RTX Corp	63,148	11,271,918
		40,883,033
Building Products - 0.5%
Trane Technologies PLC	16,800	7,537,320
Commercial Services & Supplies - 1.2%
Cintas Corp	30,880	5,659,378
Republic Services Inc	26,851	5,591,452
Waste Management Inc	30,739	6,140,730
		17,391,560
Electrical Equipment - 0.6%
Eaton Corp PLC	22,289	8,504,591
Ground Transportation - 0.6%
Union Pacific Corp	36,772	8,103,446
Industrial Conglomerates - 0.5%
Honeywell International Inc	37,773	7,604,838
Machinery - 1.0%
Deere & Co	15,554	7,180,193
Illinois Tool Works Inc	26,117	6,370,459
		13,550,652
Professional Services - 1.2%
Automatic Data Processing Inc	25,854	6,729,796
Paychex Inc	42,820	5,011,225
Verisk Analytics Inc	21,579	4,720,622
		16,461,643
Trading Companies & Distributors - 0.4%
Fastenal Co	137,275	5,648,865
TOTAL INDUSTRIALS		125,685,948

Information Technology - 34.1%
Communications Equipment - 2.8%
Cisco Systems Inc	325,608	23,805,201
Motorola Solutions Inc	40,163	16,334,694
		40,139,895
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	177,505	24,733,547
IT Services - 5.2%
Amdocs Ltd	189,422	15,960,698
Cognizant Technology Solutions Corp Class A	233,565	17,022,217
IBM Corporation	84,341	25,927,267
VeriSign Inc	61,257	14,689,428
		73,599,610
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices Inc	82,404	19,293,249
Broadcom Inc	162,258	59,975,425
Texas Instruments Inc	108,942	17,589,774
		96,858,448
Software - 9.6%
Cadence Design Systems Inc (b)	50,028	16,943,983
Microsoft Corp	200,552	103,847,831
Roper Technologies Inc	31,444	14,028,741
		134,820,555
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	419,761	113,490,782
TOTAL INFORMATION TECHNOLOGY		483,642,837

Materials - 2.0%
Chemicals - 1.2%
Air Products and Chemicals Inc	9,887	2,398,487
Corteva Inc	34,728	2,133,688
Ecolab Inc	11,048	2,832,707
Linde PLC	13,795	5,770,450
Sherwin-Williams Co/The	9,448	3,258,993
Solstice Advanced Materials Inc	9,443	425,596
		16,819,921
Construction Materials - 0.3%
Martin Marietta Materials Inc	3,781	2,318,131
Vulcan Materials Co	8,046	2,329,317
		4,647,448
Containers & Packaging - 0.2%
Amcor PLC	199,664	1,577,346
AptarGroup Inc	10,270	1,191,422
		2,768,768
Metals & Mining - 0.3%
Newmont Corp	47,692	3,861,621
TOTAL MATERIALS		28,097,758

Real Estate - 2.1%
Health Care REITs - 0.3%
Welltower Inc	25,067	4,538,129
Residential REITs - 0.6%
AvalonBay Communities Inc	12,839	2,232,959
Equity LifeStyle Properties Inc	34,152	2,084,980
Invitation Homes Inc	71,274	2,006,363
Mid-America Apartment Communities Inc	15,209	1,950,250
		8,274,552
Retail REITs - 0.4%
Agree Realty Corp	27,399	2,000,401
Realty Income Corp	52,499	3,043,892
		5,044,293
Specialized REITs - 0.8%
American Tower Corp	19,304	3,455,030
Equinix Inc	4,518	3,822,273
Gaming and Leisure Properties Inc	45,445	2,029,574
VICI Properties Inc	78,969	2,368,280
		11,675,157
TOTAL REAL ESTATE		29,532,131

Utilities - 2.3%
Electric Utilities - 1.5%
American Electric Power Co Inc	33,639	4,045,426
Duke Energy Corp	37,722	4,688,845
Exelon Corp	76,985	3,550,548
Southern Co/The	50,824	4,779,489
Xcel Energy Inc	46,177	3,748,187
		20,812,495
Multi-Utilities - 0.8%
Ameren Corp	30,110	3,071,822
CMS Energy Corp	39,625	2,914,419
Consolidated Edison Inc	31,635	3,081,565
WEC Energy Group Inc	29,491	3,295,030
		12,362,836
TOTAL UTILITIES		33,175,331

TOTAL UNITED STATES		1,414,554,598
TOTAL COMMON STOCKS (Cost $1,245,026,778)		1,414,554,598

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $138,809)	4.15	139,000	138,851

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	1,898,025	1,898,404
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	1,223,128	1,223,250
TOTAL MONEY MARKET FUNDS (Cost $3,121,654)			3,121,654

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,248,287,241)	1,417,815,103
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	(393,250)
NET ASSETS - 100.0%	1,417,421,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	75	12/19/2025	2,577,750	61,572	61,572

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $26,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $138,851.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,187,594	6,700,094	6,989,284	20,092	-	-	1,898,404	1,898,025	0.0%
Fidelity Securities Lending Cash Central Fund	3,475,949	45,649,768	47,902,467	1,994	-	-	1,223,250	1,223,128	0.0%
Total	5,663,543	52,349,862	54,891,751	22,086	-	-	3,121,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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